Assets and Liabilities Held for Sale and Discontinued Operations - Narrative (Details) - USD ($) shares in Millions	1 Months Ended	6 Months Ended
	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/gain on disposal			$ 113,239,000
Cool Company Ltd | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/gain on disposal	$ 27,000		(10,100,000)
Assets and liabilities disposed			355,400,000
Cash sale proceeds			$ 218,200,000
Discontinued operation, consideration, number of shares			12.5
Discontinued operation, consideration, value of shares received			$ 127,100,000
Cool Company Ltd | Discontinued operations, disposed of by sale | Capital Lease Obligations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Guaranty liabilities		$ 193,800,000
Cool Company Ltd | Debt guarantee fees | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal		500,000	300,000
Cool Company Ltd | Management and administrative services | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal		1,400,000	1,200,000
Cool Company Ltd | Pool expense | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal		0	2,000,000
Cool Company Ltd | Ship management fees, Golar Artic and FSRU Golar Tundra | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal		1,000,000	0
Cool Company Ltd | Ship management fees, LNG Croatia | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Continuing cash flows after disposal		$ 100,000	$ 0